Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (80,117)	$ 155,025	$ 244,820
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	188,755	203,772	216,885
Amortization	14,979	15,983	17,195
Tax expense (recovery)	49,929	78,377	(4,353)
Interest expense	221,756	187,994	203,760
Interest income	(23,564)	(4,392)	(7,668)
(Gain) loss on foreign exchange	239,591	(27,539)	(47,605)
(Gain) loss on changes in fair value of financial instruments	(4,314)	18,684	13,115
Share-based compensation	67,428	73,723	12,500
(Gain) loss on disposal of assets	(7)	848	215
Gain on extinguishment of debt	(106,916)
Deferred revenue amortization	(77,075)	(64,998)	(74,091)
Pension expense	7,587	8,133	7,333
C-band clearing proceeds		(42,860)
Other	(1,184)	(1,953)	7,974
Income taxes paid, net of income taxes received	(98,143)	(94,242)	(53,443)
Interest paid, net of interest received	(163,113)	(154,433)	(179,972)
Operating assets and liabilities	(6,744)	(58,625)	15,018
Net cash from operating activities	228,848	293,497	371,683
Cash flows (used in) generated from investing activities
Satellite programs	(31,805)	(279,941)	(75,902)
Purchase of property and other equipment	(32,701)	(31,725)	(16,302)
Purchase of intangible assets	(71)	(1,162)	(30)
C-band clearing proceeds	64,651	42,860
Net cash (used in) generated from investing activities	74	(269,968)	(92,234)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness		619,900
Payment of debt issue costs		(6,834)
Repayment of indebtedness	(97,234)		(453,592)
Payments of principal on lease liabilities	(2,498)	(2,178)	(1,793)
Satellite performance incentive payments	(6,667)	(6,914)	(9,031)
Proceeds from exercise of stock options		16
Government grant received	22,324		14,185
Initial costs from transaction		1,260
Final Transaction adjustment payment	(20,790)
Dividends on Director Voting Preferred shares		(10)	(10)
Net cash (used in) generated from financing activities	(104,865)	605,240	(450,241)
Effect of changes in exchange rates on cash and cash equivalents	104,142	2,446	(38,052)
Changes in cash and cash equivalents	228,199	631,215	(208,844)
Cash and cash equivalents, beginning of year	1,449,593	818,378	1,027,222
Cash and cash equivalents, end of year	$ 1,677,792	$ 1,449,593	$ 818,378